Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Walden SMID Cap Innovations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Walden SMID Cap Innovations Fund seeks long-term capital growth through an actively managed portfolio of stocks of small to middle (“mid”) capitalization companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden SMID Cap Innovations Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.31% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.31%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities, such as common and preferred stocks of domestic small and mid cap companies. “Assets” means net assets, plus the amount of borrowing for investment purposes. For these purposes, the Adviser defines small to mid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500 Index at the time of purchase. The size of companies in the Russell 2500 Index may change with market conditions. In addition, changes to the composition of the Russell 2500 Index can change the market capitalization range of the companies included in the index. As of June 30, 2013, the market capitalization range of the Russell 2500 Index was between $23 million and $12.2 billion. However, the Fund generally excludes securities with market capitalizations less than $400 million at time of purchase. The Walden SMID Cap Innovations Fund incorporates comprehensive written environmental, social and governance (ESG) guidelines in the selection of individual securities and in portfolio construction. The Fund also seeks to strengthen ESG performance and accountability of portfolio companies through proxy voting, shareholder engagement and public policy advocacy. In selecting stocks, Walden Asset Management (“Walden”) , an affiliate of the Adviser, favors investment in companies and institutions it deems to have relatively strong ESG records and seeks to avoid those with inferior ESG performance relative to peers. After investing in a company, Walden may also choose to pursue shareholder advocacy to encourage stronger corporate responsibility and accountability.

Walden researches, evaluates and seeks to promote corporate responsibility in five broad areas of concern: products and services, workplace conditions, community impact, environmental impact and corporate governance. Hence, in each of the five broad areas identified above, and notwithstanding other investment considerations, Walden favors companies judged to demonstrate best practices relative to peers, improvement over time, robust management systems and accountability through standardized public reporting and responsiveness to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the “Adviser”) or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small to Mid Cap Company Risk: These companies, which may be newer and have limited product lines, may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the "Adviser") or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has less than a full year of investment operations, thus no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has less than a full year of investment operations, thus no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-282-8782
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.btim.com
Walden SMID Cap Innovations Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	814
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,849

[1]	Other Expenses have been restated to reflect current fees.
[2]	Boston Trust Investment Management, Inc. (the "Adviser") has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/ or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through August 1, 2014 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three fiscal years after fees were waived or expenses reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.